UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 9/30/2005
                        -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


		  TORREY U.S. STRATEGY PARTNERS, LLC
			Financial Statements
	                     (unaudited)
               Period April 1, 2005 to September 30, 2005

Torrey U.S. Strategy Partners, LLC
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

September 30, 2005

--------------------------------------------------------------------------------

Torrey U.S. Strategy Partners, LLC
Financial Statements
(Unaudited)


Period April 1, 2005 to September 30, 2005



Contents




Statement of Assets and Liabilities......................... 1

Schedule of Investment in Unaffiliated Investment Funds..... 2

Statement of Operations..................................... 3

Statements of Changes in Members' Equity - Net Assets....... 4

Statement of Cash Flows..................................... 5

Notes to Financial Statements............................... 6

                                              Torrey U.S. Strategy Partners, LLC
                                             Statement of Assets and Liabilities

--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in unaffiliated investment funds, at fair value         $58,789,585
                                         cost basis $50,309,868)

Cash                                                                  4,991,401
Due from investment fund						      0
Other assets                                                          195,451
--------------------------------------------------------------------------------

Total Assets                                                          63,976,437
--------------------------------------------------------------------------------

LIABILITIES


Member redemptions payable						  51,414
Due to investment advisor						 310,504
Professional fees payable						 147,990
Administration fees payable						  44,681
Advance member subscriptions					       1,456,000
--------------------------------------------------------------------------------

Total Liabilities                                                      2,010,590
--------------------------------------------------------------------------------

Net Assets                                                           $61,965,847
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                        $53,486,130
  Net unrealized appreciation on investments                           8,479,717
--------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $141.88 per unit based on 436,746 units outstanding)  $61,965,847
--------------------------------------------------------------------------------


  See accompanying notes to financial statements.

                                              Torrey U.S. Strategy Partners, LLC
            Schedule of Investments in Unaffiliated Investment Funds (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2005

--------------------------------------------------------------------------------

Investment Fund (a)	      Cost	Fair value Percentage 2005     Liquidity
						    of net    Change
						    assets    in net
 							    unrealized
							   appreciation
--------------------------- ----------- ---------- ------- ------------ --------

Equity Long/Short Hedged
-----------------------
 Bay II Resources, L.P.	     $4,000,000  $6,031,658  9.73%   $673,334  Quarterly
 Delta  Onshore, L.P.	      3,200,000   6,304,654 10.17%  1,495,305  Quarterly
 GRT Topaz Partners, L.P.     			     0.00%   (901,663) Quarterly
 Javelin Opportunities Fund,
                    L.P.      			     0.00%   (143,607) Quarterly
 Leeward Offshore Bull & Bear
          Fund US Series      4,250,000   4,496,268  7.26%    334,687  Quarterly
 Seminole Small Cap Fund,
                    L.P.      5,000,000   4,664,238  7.53%    293,467  Semi-
								       annually
 Southport Millennium Fund
                II, L.P.        250,000     280,161  0.45%      8,289  Quarterly
 Southport Millennium Fund
                 I, L.P.      3,500,000   4,024,887  6.50%    126,011  Quarterly
 TCS Capital, L.P.	      3,750,000   5,145,251  8.30%    545,772  Annually
 TCS Capital II, L.P.	      1,000,000	  1,311,204  2.12%    136,437  Annually
 Vardon Focus Fund, L.P.      5,000,000	  5,013,511  8.09%   (166,144) Annually
 Pike Place Partners II,
		  L.P.	      2,750,000   2,797,532  4.51%     47,532  Semi-
								       annually
 Cobble Creek Select, L.P.    2,750,000   2,795,249  4.51%     45,249  Quarterly
 The Steeple Capital Fund
               II, L.P.       1,300,000   1,347,174  2.17%     47,174  Quarterly
 ----------------------       ---------   ---------  -----    -------
 Strategy Total		     36,750,000	 44,211,787 71.35%  2,541,843

Special Situations/Event Driven
-------------------------------
 Courage Special Situations
                Fund, L.P.    5,350,000   5,706,937  9.21%   (10,866)  Semi-
								       annually
 --------------------------   ---------   --------- ------   -------
 Strategy Total		      5,350,000   5,706,937  9.21%   (10,866)

Event Driven Equity Long/Short
------------------------------
 Jana Pirahna Partners, L.P.  5,659,868	  6,261,923 10.11%   612,610  Quarterly
 ---------------------------  ---------   --------- ------   --------
 Strategy Total		      5,659,868   6,261,923 10.11%   612,610


Distressed Securities
------------------------------
 Schultze Master Fund, Ltd.   2,550,000   2,608,938  4.21%    58,938  Monthly
                              ---------   --------- ------   --------
 Strategy Total               2,550,000   2,608,938  4.21%    58,938

====================          =========  ========= ======    ========
Total investments in
    investment funds 	    $50,309,868 $58,789,585 94.87% $3,202,525
====================          =========  ========= ======    ========



Other Assets less Liabilities             3,176,262  5.13%
------------------------------           ---------- -------
 Net assets representing
   members' equity                      $61,965,847  100.00%

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi-annual or annual basis.


See accompanying notes to financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest Income                                                          $51,576
Other Income                                                                 (0)
--------------------------------------------------------------------------------

Total Investment Income                                                   51,576
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management Fee	                                                         588,572
Insurance Expense	                                                  19,292
Legal Expense	                                                          36,000
Audit Expense	                                                          19,917
Board of Managers' fees	                                                  15,000
Investor servicing fees	                                                  43,752
Tax expense	                                                          10,700
Professional and administration fees	                                  62,906
Other expenses								   7,266
--------------------------------------------------------------------------------

Total Operating Expenses                                                 803,404
--------------------------------------------------------------------------------

Net Investment Loss                                                    (751,828)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gains from investments in investment funds		       1,112,299
Change in net unrealized appreciation from investments in
     investment funds						       3,202,525
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                      4,314,824
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $3,562,995
--------------------------------------------------------------------------------




  See accompanying notes to financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                             Periods ended September 30, 2005 and march 31, 2005

--------------------------------------------------------------------------------

OPERATIONS				September 30, 2005	  March 31, 2005
					----------------	----------------
Net investment gain (loss)		    $  (751,828)	$      (778,925)
Net realized gains from investments	      1,112,299	 	      3,159,356
Change in net unrealized appreciation from
	unaffiliated investments funds	      3,202,525		      2,224,330
Change in net unrealized depreciation from
	affiliated investment		              0                       0
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations       3,562,995	      4,604,762
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                           9,596,199	     13,734,151
Member interests repurchased                  (4,030,662)	    (11,765,214)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
   Derived from Capital Transactions           5,565,537	      1,968,937
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets
		  At beginning of The Period  52,837,315	     46,263,616

--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
         AT END OF THE PERIOD		    $ 61,965,847           $ 52,837,315
--------------------------------------------------------------------------------



  See accompanying notes to financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
                                                 Period ended September 30, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Increase in members' equity from Operations                          3,562,995
Adjustments to reconcile net increase in members' equity
net assets derived from operations to net cash used in
operating activities:
     Change in net unrealized appreciation from investments in
       investment funds             			             (3,202,525)
     Net realized gain on investments in investment funds            (1,112,299)
     Proceeds from sales of investments in investment funds           6,462,299
     Purchases of investments in investment funds	             (9,350,000)
     Decrease in advance manager contributions	                              0
     Increase in due from investment funds	                         (1,244)
     Decrease in other assets	                                            250
     Increase in due to investment advisor	                         49,210
     Increase in professional and administrative fees payable	         57,774

Net cash used in operating activities                                (3,533,538)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions				      8,236,216
Payments for member interests repurchased	                     (2,670,679)
Increase in Payments for advance member subscriptions                  (856,000)
Decrease in member redemptions payable                                  (66,656)


Net cash provided by financing activities                             6,354,880
--------------------------------------------------------------------------------

Net increase in cash                                                  2,821,342
Cash at beginning of period                                           2,170,059
--------------------------------------------------------------------------------

Cash at end of period                                                $4,991,401
--------------------------------------------------------------------------------





  See accompanying notes to financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

(1) Organization


    Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), is register under the Investment Company Act of 1940, and is a closed-end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.


(2) Summary of Significant Accounting Policies

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

    (a) Investments in Investment Funds

      The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquires of the investment funds, seeking an independent appraisal of the investment fund of its holdings (to the extent feasible) and/or applying a discount or

                                              Torrey U.S. Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------
      premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

      All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi-annual or annual basis.


    (b) Subscriptions and Repurchases

	Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription.
        Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

        The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December.

    (c) Advance Manager Contributions

        Fund contributions to investee funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as an advance manager contribution.

    (d) Income taxes

	The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment gains of $360,470 have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.

    (e) Revenue and Expenses

	Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

                                              Torrey U.S. Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------


    (f) Profit and Loss Allocations

        Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

    (g) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

	The assets of the Fund's investees may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee, and due to the restrictions on the transferability and timing of withdrawals from the investee, the amounts realized upon liquidation could differ from such reported values.


    (3) Expenses of the Fund

	The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, legal fees, accounting fees, operation and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

	The Fund pays the placement agent a quarterly investor servicing fee at an annual rate of 0.15% of the Fund's net assets each quarter. Investor servicing fees totaled $43,752 for the period April 1, 2005 to September 30, 2005. At the discretion of the placement agent investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund.

	The Fund pays each independent member of the Board of Managers annual compensation of $15,000 per member per year. These fees totaled $15,000 for the period April 1, 2005 to September 30, 2005.

    (4) Management Fees

	The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.0% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $588,572 for the period April 1, 2005 to September 30, 2005.

			                      Torrey U.S. Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

    (5) Investment Transactions

	Aggregate purchase and proceeds from sales of investment funds for the period April 1, 2005 to September 30, 2005 amounted to $15,812,299.

	At September 30, 2005, the cost of the investments for federal income tax purposes was $50,309,868 and the accumulated net unrealized appreciation on investments was $8,479,717 consisting of $8,815,479 gross unrealized appreciation and $335,762 gross unrealized depreciation.


(6) Financial Highlights

                	           April 1, 2005-	      September 1, 2002*-
			       September 30, 2005 March 31, 2005  March 31, 2004
                                   -------------- --------------  --------------
Per share operating performance:
(For a share of capital stock
  outstanding throughout the
                    period):
     Net asset value, beginning
	              of period	    $133.83          $123.52 	     $100.00
     Income (loss) from investment -------------- --------------  --------------
                       operations:
	       Net investment loss    (1.70)	       (3.64)	       (6.28)
     Net realized/unrealized gain
                   on investments      9.74  	       13.95 	       29.80
  				   -------------- --------------  --------------
  Total from investment operations     8.04	       10.31 	       23.52
    				   -------------- --------------  --------------
    Net asset value, end of period  $141.88	     $133.83 	     $123.52
		                   -------------- --------------  --------------
Total return:			       6.01%	        8.35%	       23.52%

Supplemental data:
   Net assets, end of period       $61,965,847      $52,837,315     $33,483,256
   Ratio to average net
        assets (annualized):
	    Expenses		      2.78%	       2.99%	       3.52%
	    Net investment loss	     -2.60%	      -2.89%	      -3.48%
	 Portfolio turnover rate     12.21%	      28.77%	      10.13%


* Commencement of operations.

Total return, expense and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2003 is not annualized, but is presented for the period from inception (September 1, 2002) to March 31, 2004. The expense ratios exclude fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

                                              Torrey U.S. Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005

	Total return, expense, and net investment loss ratios are calculated assuming
	that a member had been invested in the Fund for the entire period presented.
	Total return for fiscal 2003 is not annualized, but is presented for the
	period from inception (September 1, 2002) to March 31, 2003. The expense
	ratios exclude fees or expenses charged against the Fund's investment fund
	balances by the respective managers of the investment funds. An individual
	member's actual results may vary from those noted above based on the timing
	of capital transactions.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------


Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------


(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S.STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 8, 2005
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S.STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RICHARD F. PITONZO
                         -----------------------------
                          RICHARD F. PITONZO, Principal Financial Officer

Date December 8, 2005
    -----------------


* Print the name and title of each signing officer under his or her signature.